Quarterly Results of Operations (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Quarterly Results of Operations [Abstract]
Total revenues	$ 4,203	$ 4,265	$ 4,414	$ 4,675	$ 17,557	$ 18,512	$ 16,566
Total expenses	3,740	7,045	4,662	4,222	19,669	14,478	16,031
Net income (loss)	$ 398	$ (2,292)	$ (171)	$ 390	$ (1,675)	$ 3,297	$ 591